Deconsolidation of Teekay Offshore - Narrative (Details)		3 Months Ended		9 Months Ended
	Sep. 25, 2017 USD ($) day $ / shares shares	Sep. 30, 2017 USD ($) vessel $ / shares	Sep. 30, 2016 USD ($) $ / shares	Sep. 30, 2017 USD ($) vessel $ / shares	Sep. 30, 2016 USD ($) $ / shares	Dec. 31, 2016 USD ($) $ / shares	Jul. 01, 2016 USD ($)	Jun. 29, 2016 $ / shares
Business Acquisition [Line Items]
Common price per unit (in usd per share) (equal to or greater than) | $ / shares		$ 0.001		$ 0.001		$ 0.001
Unrecognized net deferred gain		$ (370,483,000)	$ 74,071,000	$ (358,843,000)	$ 75,159,000
Current portion of loans to equity-accounted investees		$ 165,118,000		$ 165,118,000		$ 9,471,000
Teekay Offshore
Business Acquisition [Line Items]
Investment in Teekay Offshore	$ 150,100,000
Subordinated Promissory Notes
Business Acquisition [Line Items]
Number of warrants to be issued (in shares) | shares	11,400,000
Aggregate proceeds from the debt purchase	$ 140,000,000
Common Units | Teekay Offshore
Business Acquisition [Line Items]
Equity method investment, ownership interest	14.00%
General Partner | Teekay Offshore
Business Acquisition [Line Items]
Equity method investment, ownership interest	51.00%
Subsidiaries | Shuttle Tankers
Business Acquisition [Line Items]
Number of vessels | vessel		2		2
Subsidiaries | FSO
Business Acquisition [Line Items]
Number of vessels | vessel		3		3
Subsidiaries | Teekay Offshore
Business Acquisition [Line Items]
Advances to Teekay Offshore		$ 123,600,000		$ 123,600,000
Current portion of loans to equity-accounted investees		$ 43,600,000		43,600,000
Teekay Offshore
Business Acquisition [Line Items]
Exercise price of warrants (in usd per unit) | $ / shares	$ 0.01
Term of warrants	7 years
Common price per unit (in usd per share) (equal to or greater than) | $ / shares	$ 4.00
Trading period | day	10
Teekay | Teekay Offshore
Business Acquisition [Line Items]
Aggregate purchase price, cash	$ 30,000,000
Number of shares to be issued/exchanged | shares	12,000,000
Number of warrants to be issued (in shares) | shares	3,100,000
Teekay Offshore | Deferred Gain (Loss) On Sale Of Assets | Subsidiaries
Business Acquisition [Line Items]
Unrecognized net deferred gain				$ 349,600,000
Teekay Offshore | Subordinated Promissory Notes
Business Acquisition [Line Items]
Debt instrument, principal amount							$ 200,000,000.0
Teekay Offshore | Series B
Business Acquisition [Line Items]
Exercise price of warrants (in usd per unit) | $ / shares	$ 4.55							$ 6.05
Teekay Offshore | Series C-1 Preferred Units
Business Acquisition [Line Items]
Redemption price (USD per unit) | $ / shares	18.20
Teekay Offshore | Series D Preferred Stock
Business Acquisition [Line Items]
Redemption price (USD per unit) | $ / shares	$ 23.75		$ 4.00		$ 4.00
Shares outstanding (in shares) | shares	1,040,000
Teekay Offshore | General Partner
Business Acquisition [Line Items]
Percentage of ownership acquired	2.00%
Investment in Teekay Offshore	$ 150,132,000
Brookfield | General Partner
Business Acquisition [Line Items]
Number of warrants to be issued (in shares) | shares	1,000,000
Percentage of ownership acquired	49.00%
Amount purchased for shares	$ 4,000,000
Brookfield | Teekay Offshore
Business Acquisition [Line Items]
Aggregate purchase price, cash	$ 610,000,000
Number of shares to be issued/exchanged | shares	244,000,000
Number of warrants to be issued (in shares) | shares	62,400,000
Brookfield | Teekay Offshore | General Partner
Business Acquisition [Line Items]
Percentage of ownership acquired	49.00%